Share-Based Compensation (Details Narrative) - USD ($)							1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2017	Mar. 15, 2017	Mar. 15, 2017	Dec. 06, 2016	Feb. 10, 2016	Jan. 02, 2016	Apr. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation options, granted								1,350,000		560,000	768,000
Share-based compensation options, outstanding, exercise price								$ 0.55		$ 0.81	$ 0.75
Share-based compensation, options vested , fair value										$ 49,062	$ 430,000
Share-based compensation, options, grants in period, weighted average grant date fair value										$ 0.78	$ 0.81
Employee service share-based compensation, unrecognized, stock options								$ 497,136		$ 492,057	$ 195,000
Employee service share-based compensation, unrecognized compensation not yet recognized, period										3 years
Unrecognized compensation cost recognized upon vesting contingency										$ 195,000
Employee Stock Option [Member]
Employees stock options vesting period, description			vesting continuing until 2020
Share-based compensation, options vested , fair value								$ 70,872
2015 Plan [Member]
Share-based compensation options, granted	500,000	100,000		100,000	210,000	250,000
Share-based compensation options, outstanding, exercise price	$ 0.38	$ 0.85	$ 0.85	$ 0.76	$ 0.96	$ 0.90
Share-based compensation options vested and expected to vest	500,000
Employees stock options vesting period, description	vesting continuing until 2019	vesting continuing until 2020		vesting continuing until 2020	vesting continuing until 2020	vesting continuing until 2019
Share-based compensation, options vested , fair value	$ 321,011	$ 70,872		$ 63,937	$ 174,748	$ 196,250
2015 Plan [Member] | Employee Stock Option [Member]
Share-based compensation options, granted	750,000
Share-based compensation options, outstanding, exercise price	$ 0.30
Non-qualified Stock Option Agreement [Member] | Sophie Pibouin [Member] | 2015 Plan [Member]
Share-based compensation options, granted							128,000
Share-based compensation expiration date							Apr. 29, 2025
Share-based compensation options, outstanding, exercise price							$ 0.75
Non-qualified Stock Option Agreement [Member] | Murray Gross [Member] | 2015 Plan [Member]
Share-based compensation options, granted							640,000
Share-based compensation expiration date							Apr. 29, 2025
Share-based compensation options, outstanding, exercise price							$ 0.75
Share-based compensation options, vested, number of shares							400,000
Share-based compensation options vested and expected to vest							240,000
Revenues							$ 1,000,000
Stock Option Agreement [Member]
Share-based compensation options, granted								1,350,000	768,000
Share-based compensation, options vested , fair value								$ 100,655	$ 49,062
Share-based compensation, options, grants in period, weighted average grant date fair value								$ 0.29	$ 0.81
Employee service share-based compensation, unrecognized compensation not yet recognized, period								2 years